                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA              May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:   $  19,100
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ABB LTD                             SPONS ADR     000375204     $195        14,000     SH          SHARED       NONE       14,000
ACTEL CORP                          COM           004934105     $249        24,600     SH          SHARED       NONE       24,600
ARRIS GROUP INC                     COM           04269Q100     $771       104,600     SH          SHARED       NONE      104,600
ASTORIA FINL CORP                   COM           046265104     $210        22,800     SH          SHARED       NONE       22,800
AZZ INC                             COM           002474104     $668        25,300     SH          SHARED       NONE       25,300
BEMIS INC                           COM           081437105     $409        19,500     SH          SHARED       NONE       19,500
CAMECO CORP                         COM           13321L108     $208        12,100     SH          SHARED       NONE       12,100
CHEMED CORP NEW                     COM           16359R103     $210         5,400     SH          SHARED       NONE        5,400
CLEAN HARBORS INC                   COM           184496107     $787        16,400     SH          SHARED       NONE       16,400
COMSTOCK RES INC                    COM NEW       205768203     $1,296      43,500     SH          SHARED       NONE       43,500
CONMED CORP                         COM           207410101     $424        29,400     SH          SHARED       NONE       29,400
ENERGYSOLUTIONS INC                 DEPOSITARY SH 292756202     $173        20,000     SH          SHARED       NONE       20,000
FEDEX CORP                          COM           31428X106     $200         4,500     SH          SHARED       NONE        4,500
FIRST NIAGRA FINL GP INC            COM           33582V108     $130        11,900     SH          SHARED       NONE       11,900
FOREST LABS INC                     COM           345838106     $296        13,500     SH          SHARED       NONE       13,500
FRONTIER OIL CORP                   COM           35914P105     $275        21,500     SH          SHARED       NONE       21,500
FURMANITE CORPORATION               COM           361086101     $161        51,700     SH          SHARED       NONE       51,700
GEO GROUP INC                       COM           36159R103     $184        13,900     SH          SHARED       NONE       13,900
HANOVER INS GROUP INC               COM           410867105     $865        30,000     SH          SHARED       NONE       30,000
HLS Health South 6.5% Pref          PREF          421924408     $214           500     SH          SHARED       NONE          500
ISHARES TR                          RUSSELL 2000  464287655     $336         8,000          PUT    SHARED       NONE        8,000
ISHARES TR                          RUSSELL 2000  464287655     $421        10,000          CALL   SHARED       NONE       10,000
JOHNSON & JOHNSON                   COM           478160104     $210         4,000     SH          SHARED       NONE        4,000
LUBRIZOL CORP                       COM           549271104     $292         8,600     SH          SHARED       NONE        8,600
MARTEK BIOSCIENCES CORP             COM           572901106     $192        10,500     SH          SHARED       NONE       10,500
MASTEC INC                          COM           576323109     $363        30,000     SH          SHARED       NONE       30,000
MEMC ELECTR MATLS INC               COM           552715104     $388        23,500     SH          SHARED       NONE       23,500
MERIT MED SYS INC                   COM           589889104     $879        72,000     SH          SHARED       NONE       72,000
MIDCAP SPDR TR                      UNIT SER 1    595635103     $478         5,400          PUT    SHARED       NONE        5,400
MIDCAP SPDR TR                      UNIT SER 1    595635103     $532         6,000          PUT    SHARED       NONE        6,000
NAVIGANT CONSULTING INC             COM           63935N107     $397        30,400     SH          SHARED       NONE       30,400
PALL CORP                           COM           696429307     $274        13,400     SH          SHARED       NONE       13,400
POWERSECURE INTL INC                COM           73936N105     $243        71,100     SH          SHARED       NONE       71,100
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $455        15,000          PUT    SHARED       NONE       15,000
POWERSHARES QQQ TRUST               UNIT SER 1    73935A104     $455        15,000          PUT    SHARED       NONE       15,000
REX ENERGY CORPORATION              COM           761565100     $90         31,400     SH          SHARED       NONE       31,400
SEACHANGE INTL INC                  COM           811699107     $962       168,200     SH          SHARED       NONE      168,200
SMITH INTL INC                      COM           832110100     $202         9,400     SH          SHARED       NONE        9,400
SPDR TR                             UNIT SER 1    78462F103     $398         5,000          PUT    SHARED       NONE        5,000
SPDR TR                             UNIT SER 1    78462F103     $477         6,000          PUT    SHARED       NONE        6,000
SPDR TR                             UNIT SER 1    78462F103     $557         7,000          PUT    SHARED       NONE        7,000
SPDR TR                             UNIT SER 1    78462F103     $557         7,000          PUT    SHARED       NONE        7,000
SPDR TR                             UNIT SER 1    78462F103     $557         7,000          PUT    SHARED       NONE        7,000
SPDR TR                             UNIT SER 1    78462F103     $557         7,000          CALL   SHARED       NONE        7,000
SPDR TR                             UNIT SER 1    78462F103     $477         6,000          CALL   SHARED       NONE        6,000
ST MARY LD & EXPL CO                COM           792228108     $167        12,600     SH          SHARED       NONE       12,600
TELEFLEX INC                        COM           879369106     $219         5,600     SH          SHARED       NONE        5,600
TRINITY BIOTECH PLC                 SPONS ADR NEW 896438306     $44         25,000     SH          SHARED       NONE       25,000

                                                                $19,100

